Credit Facilities (Details) (USD $) In Millions	12 Months Ended
Apr. 30, 2011
Credit Facilities (Textuals) [Abstract]
Borrowing Capacity under revolving credit agreement with various domestic and international banks	$ 800
Revolving credit agreement, Expiration Date	4/30/2012
Revolving credit agreement restrictive covenant	consolidated EBITDA (as defined in the agreement) to consolidated interest expense not be less than a ratio of 3 to 1